UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Global Utilities Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Air freight and logistics (2.0%)

Deutsche Post AG (Germany)	65,062	$2,159,110

		2,159,110
Electric utilities (35.3%)

American Electric Power Co., Inc.	52,494	2,275,615

Duke Energy Corp.	75,300	5,028,534

Edison International	114,294	5,264,382

Energias de Portugal (EDP) SA (Portugal)	404,141	1,476,204

Entergy Corp.	6,014	380,025

Exelon Corp.	200	5,928

FirstEnergy Corp.	139,700	5,092,065

Iberdrola SA (Spain)	520,892	3,026,639

NextEra Energy, Inc.	83,200	6,669,312

Northeast Utilities	13,404	552,915

OGE Energy Corp.	24,000	866,160

Pinnacle West Capital Corp.	5,097	279,010

PPL Corp.	59,297	1,801,443

SSE PLC (United Kingdom)	181,741	4,336,813

		37,055,045
Gas utilities (6.0%)

Snam SpA (Italy)	207,552	1,051,266

Tokyo Gas Co., Ltd. (Japan)	967,000	5,292,701

		6,343,967
Independent power producers and energy traders (13.5%)

AES Corp.	64,035	851,025

Calpine Corp.(NON)	306,141	5,948,320

Electric Power Development Co., Ltd. (Japan)	70,300	2,288,621

NRG Energy, Inc.(S)	185,200	5,061,516

		14,149,482
Multi-utilities (32.5%)

Alliant Energy Corp.	23,158	1,147,479

Ameren Corp.	105,271	3,667,642

Centrica PLC (United Kingdom)	944,527	5,653,067

Dominion Resources, Inc.	30,300	1,893,144

E.ON AG (Germany)	33,868	602,511

GDF Suez (France)	77,163	1,938,522

National Grid PLC (United Kingdom)	436,088	5,157,208

PG&E Corp.(S)	138,099	5,651,011

Sempra Energy	49,237	4,214,687

Veolia Environnement (France)	210,671	3,598,205

Wisconsin Energy Corp.(S)	14,208	573,719

		34,097,195
Oil, gas, and consumable fuels (3.3%)

EQT Corp.	10,900	967,048

Origin Energy, Ltd. (Australia)	189,889	2,497,780

		3,464,828
Water utilities (6.7%)

American Water Works Co., Inc.	66,712	2,753,871

Severn Trent PLC (United Kingdom)	48,951	1,397,121

United Utilities Group PLC (United Kingdom)	253,812	2,839,294

		6,990,286

Total common stocks (cost $81,772,530)		$104,259,913

SHORT-TERM INVESTMENTS (10.9%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	738,114	$738,114

Putnam Cash Collateral Pool, LLC 0.13%(d)	10,399,575	10,399,575

SSgA Prime Money Market Fund 0.02%(P)	30,000	30,000

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.13%, August 21, 2014(SEGSF)	$220,000	219,852

Total short-term investments (cost $11,387,454)		$11,387,541

TOTAL INVESTMENTS

Total investments (cost $93,159,984)(b)		$115,647,454

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $39,573,362) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/18/13	$1,115,784	$1,086,358	$29,426
Barclays Bank PLC
	British Pound	Sell	12/18/13	58,086	54,520	(3,566)
	Euro	Buy	12/18/13	3,028,423	2,950,307	78,116
	Hong Kong Dollar	Buy	11/20/13	4,804,750	4,806,336	(1,586)
	Japanese Yen	Sell	11/20/13	1,466,805	1,456,577	(10,228)
Citibank, N.A.
	British Pound	Sell	12/18/13	1,724,131	1,656,688	(67,443)
	Euro	Sell	12/18/13	1,053,811	1,025,960	(27,851)
	Japanese Yen	Buy	11/20/13	269,764	264,720	5,044
Credit Suisse International
	British Pound	Buy	12/18/13	1,200,873	1,153,987	46,886
	Euro	Buy	12/18/13	3,605,258	3,510,160	95,098
	Japanese Yen	Buy	11/20/13	2,663,245	2,635,057	28,188
	New Zealand Dollar	Buy	10/18/13	201,521	188,572	12,949
Deutsche Bank AG
	Euro	Buy	12/18/13	1,861,355	1,812,257	49,098
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/18/13	558,127	538,381	(19,746)
	Euro	Buy	12/18/13	680,079	662,015	18,064
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/18/13	327,158	316,128	(11,030)
	Canadian Dollar	Buy	10/18/13	2,024,789	1,982,442	42,347
	Euro	Sell	12/18/13	1,173,563	1,146,605	(26,958)
Royal Bank of Scotland PLC (The)
	British Pound	Sell	12/18/13	3,366,553	3,234,864	(131,689)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/13	183,122	180,265	2,857
	Australian Dollar	Sell	10/18/13	183,122	177,141	(5,981)
	Euro	Sell	12/18/13	1,230,936	1,192,621	(38,315)
	Japanese Yen	Sell	11/20/13	1,109,760	1,097,830	(11,930)
UBS AG
	Australian Dollar	Sell	10/18/13	267,461	266,399	(1,062)
	British Pound	Sell	12/18/13	2,992,636	2,875,741	(116,895)
	Euro	Buy	12/18/13	1,328,224	1,291,299	36,925
WestPac Banking Corp.
	Canadian Dollar	Sell	10/18/13	287,537	281,461	(6,076)
	Euro	Buy	12/18/13	1,250,961	1,217,871	33,090
	Japanese Yen	Buy	11/20/13	516,275	510,800	5,475

Total						$3,207

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $104,945,447.
(b)	The aggregate identified cost on a tax basis is $93,269,192, resulting in gross unrealized appreciation and depreciation of $25,463,362 and $3,085,100, respectively, or net unrealized appreciation of $22,378,262.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$3,078,239	$3,410,214	$6,488,453	$314	$—
	Putnam Short Term Investment Fund *	—	15,621,561	14,883,447	509	738,114
	Totals	$3,078,239	$19,031,775	$21,371,900	$823	$738,114
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $10,091,736.
	The fund received cash collateral of $10,399,575, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $323,527 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	58.8%
	United Kingdom	18.4
	Japan	7.2
	France	5.3
	Spain	2.9
	Germany	2.6
	Australia	2.4
	Portugal	1.4
	Italy	1.0

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $131,896 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $358,022 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $109,923.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Energy	$3,464,828	$—	$—
Industrials	2,159,110	—	—
Utilities	98,635,975	—	—
Total common stocks	104,259,913	—	—
Short-term investments	768,114	10,619,427	—

Totals by level	$105,028,027	$10,619,427	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,207	$—

Totals by level	$—	$3,207	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$483,563	$480,356

Total	$483,563	$480,356

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$52,200,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

	Offsetting of financial and derivative assets and liabilities

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$ 29,426	$ 78,116	$ 5,044	$ 183,121	$ 49,098	$ -	$ 18,064	$ 42,347	$ -	$ 2,857	$ 36,925	$ 38,565	$ 483,563
	Securities on loan	--	--	--	--	--	10,091,736	--	--	--	--	--	--	10,091,736

	Total Assets	$29,426	$78,116	$5,044	$183,121	$49,098	$10,091,736	$18,064	$42,347	$--	$2,857	$36,925	$38,565	$10,575,299

	Liabilities:
	Forward currency contracts#	--	15,380	95,294	--	--	--	19,746	37,988	131,689	56,226	117,957	6,076	480,356

	Total Liabilities	$--	$15,380	$95,294	$--	$--	$--	$19,746	$37,988	$131,689	$56,226	$117,957	$6,076	$480,356

	Total Financial and Derivative Net Assets	$29,426	$62,736	$(90,250)	$183,121	$49,098	$10,091,736	$(1,682)	$4,359	$(131,689)	$(53,369)	$(81,032)	$32,489	$10,094,943
	Total collateral received (pledged)##†	$--	$--	$--	$131,896	$--	$10,091,736	$--	$4,359	$(109,923)	$--	$--	$--	$10,118,068
	Net amount	$29,426	$62,736	$(90,250)	$51,225	$49,098	$--	$(1,682)	$--	$(21,766)	$(53,369)	$(81,032)	$32,489	$(23,125)

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013